Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended	60 Months Ended	109 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000161835
Average Annual Return [Line Items]
Average Annual Return, Percent	19.84%		11.64%	12.14%
Without Sales Load [Member] | C000161836
Average Annual Return [Line Items]
Average Annual Return, Percent	19.99%		11.77%	12.27%
Without Sales Load [Member] | C000219328
Average Annual Return [Line Items]
Average Annual Return, Percent	20.12%	22.19%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%	13.86%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%	13.86%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	22.33%
Russell Select Mid Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.15%		11.93%	12.36%
Russell Select Mid Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.15%		11.93%	12.36%
Russell Select Mid Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.15%	22.18%